Accounts receivable - Net:	12 Months Ended
Dec. 31, 2020
Accounts receivable - Net:
Accounts receivable - Net:

Note 6 - Accounts receivable - Net:

6.1) Accounts receivable

	December 31,
	2019		2020
Clients	Ps.	1,195,559	Ps.	1,458,653
Less: impairment provision		(191,766)		(346,183)
		1,003,793		1,112,470
Notes receivable from clients				245,757

Total accounts receivable	Ps.	1,003,793	Ps.	1,358,227

The expectation for collection of the account receivable in the short term is one month in relation to the reporting date, except for those customers with whom agreements were signed in Mexico for airport services, derived from the COVID-19 pandemic, in which case, the term for such account receivable is extended until April 30, 2021 and includes on the line documents receivable from customers.

Accounts receivable are comprised mainly of TUA paid by passengers (other than diplomats, infants and passengers in transit) who travel using the airport terminals operated by the Company. The balance at December 31, 2019 and 2020 amounted to Ps.615,223 and Ps.547,810, respectively.

6.2) Notes receivable from clients

The COVID-19 pandemic has affected the travel industry, and, in some parts of the world, governments introduced travel bans and restrictions, reducing passenger traffic. The Company has agreed with several clients, whose income derives from airport services, in view of the economic recession caused by COVID-19, to extend the collection terms from 30 to 180 days guaranteed upon execution of the agreement through the signature of promissory notes, establishing monthly payments and falling due within a term no longer than a year.

These agreements  were entered into with clients for this single occasion, as a result of COVID-19 and neither represents a change in the policies nor replaces the original agreements. Due dates for these clients will return to 30 days once the term of these agreements expire as from the second quarter of 2021. These notes are grouped within the Clients line as they represent accounts receivable from clients arising from airport services provided, which were exchanged for promissory notes to secure collection upon execution of the agreement, which may be collected in the event of default. At December 31, 2020, the balance of notes receivable from clients entered into in Mexico and by Airplan amounts to Ps.185,140 and Ps.60,617, respectively with the following features:

Mexico - Falling due no later than a year at the interest rate for Federal Treasury Certificates (Cetes) plus 7 points multiplied by 1.5, interest accrued in the period is not material.

Airplan - Falling due before one year at the interest rate of DTF plus four points, interest accrued in the period is not material.

These notes receivables were subject to impairment testing and analysis, and therefore, they have been grouped in the same category of risk. Considering the prospective factors of clients with which notes receivable are recorded, no expected losses were identified as regards notes receivable.

6.3) Impairment of accounts receivable

After an assessment the Company made regarding its clients, the Company increased its consolidated impairment allowance for accounts receivable by Ps.154.417.

At December 31, 2020, the total balance of unimpaired accounts receivable was Ps.474,854, (Ps.580,914 at December 31, 2019). These accounts refer to clients that have no recent record of noncompliance, and due to their positive performance with the company, no increase the level of credit risk was identified in our prospective assessment.

In Mexico, impairment of accounts receivable for the year ended December 31, 2020 was Ps.70,470, mainly representing by one airline client, who ceased operations, and whose total balance of accounts receivable balance amounts to Ps.65,452. It is expected that the routes and frequencies operated by this client, to and from our airports in Mexico, will be covered by other airlines in the next years, as the level of passenger traffic recovers. Although operations for the year have diminished in our Mexican airports, in accordance with the Company’s analysis, there is neither incremental operational risk nor an increase in the credit risk of accounts receivable. Difficulties faced by the aeronautical industry as a result of COVID-19 caused the financial restructuring of some airline clients; however, no default has been recorded and at December 31, 2020, in accordance with our analyses, no future noncompliance is expected, as these clients were able to access financing or governmental economic aid, in the case of international airlines, which will enable them to continue meeting their financial commitments. The Company monitors the performance of its accounts receivable and takes measures in this regard, as it is empowered to prevent the provision of services if there are situations outside its policy for maturities exceeding 30 days. With this, the Company keeps its exposure at a low risk level.

Aerostar’s impairment of accounts receivable for the year ended December 31, 2020 was Ps.50,842, mainly accounting for certain international airlines, which, according to the Company’s analysis, may cease some recurring international operations in the LMM Airport as a result of the decrease in international passenger traffic (approximately 70% compared to 2019). The majority of passenger traffic at LMM Airport is domestic. In 2020, domestic traffic accounted for 80% of traffic, while in 2019, it accounted for 85%. National airlines in the United States benefited from government grants, as part of the CARES Act. The Company expects that national airlines will use the funds arising from the CARES Act to fulfill their operating commitments, including accounts receivable balances held by the Company as of December 31, 2020. As international airlines do not benefit from governmental aid in their respective countries (or United States governmental aid) and because of the other factors described herein, the Company assessed that its collection from international airlines’ could be at risk.

Airplan’s impairment of accounts receivable for the year ended December 31, 2020 amounted to Ps.33,105. Due to the temporary closure of terminals in Colombia, Airplan’s accounts receivables were significantly reduced. In accordance with the analysis performed by the Company, no new closures are expected that may lead to an incremental risk in Airplan’s own and Airplan’s client transactions. Due to the difficulties faced by the aeronautical industry as a result of COVID-19, as  of December 31, 2020, some of our airport clients are undergoing financial restructuring. In accordance with our analysis, no significant future noncompliance is expected as these clients were able to access to refinancing plans and aid from the Colombian Government. The Company monitors the performance of its accounts receivable and takes measures in this regard, as it is empowered to prevent the provision of services if there are situations outside its policy for maturities exceeding 30 days. With this, the Company keeps its exposure at a low risk level.

The movements in the impairment provision are as follows:

Provision for impairment at January 1,2019	Ps.	179,639
Application, net of Mexico's estimate during the period		(369)
Application, net of Aerostar's estimate during the period		(5,585)
Airplan's provision impairment		18,081
Provision for impairment at December 31,2019	Ps.	191,766
Application, net of Mexico's estimate during the period	Ps.	70,470
Application, net of Aerostar's estimate during the period		50,842
Airplan's provision impairment		33,105
Provision for impairment at December 31,2020	Ps.	346,183

Provision for impairment of accounts receivable has been recorded in the consolidated comprehensive income statement under cost of services, and the amounts charged to the provision are written off from accounts receivable when recovery is not expected.

In order to measure expected credit losses, accounts receivable and contract assets have been grouped on the basis of their shared credit risk features and days past due. The Company held no relevant contract assets at January 1 or December 31, 2019 and 2020.

The expected loss rates are based on the profiles for payment of sales in a 12‑month period prior to December 31, 2019 and 2020 or January 1, 2019 and 2020, respectively, and on historical credit losses experienced within that period. Historical loss rates are adjusted to reflect current and prospective information on macroeconomic factors affecting client capacity for covering accounts receivable. The Company has determined that the economic situation of a country can have adverse effects on the transportation industry, in addition to the cost of complying with aviation regulations and union pressures on airlines, which are the most relevant factors, and therefore adjusts historical loss rates based on changes expected in those factors.

On this basis, the provision for losses as of December 31, 2019 and December 31, 2020 was determined as follows for accounts receivable and contract assets:

					More than
	Due to expire	1 to 90	91 to 180	181 to 365	365
Expected loss rate 2019:
Mexico	0.02%	0.02%	0.02%	100%	100%
Aerostar	1.00%	2.5% - 5.0%	15.00%	50.00%	100%
Airplan	0.83%	0.83%	0.83%	100%	100%

	Due to				More than
Expected loss rate 2020:	expire	1 to 90	91 to 180	181 to 365	365
Mexico	0.00%	0.02%	19.20%	100%	100%
Aerostar	5.40%	5.10%	43.70%	88%	100%
Airplan	0.83%	0.70%	0.83%	100%	100%

									More		Total estimate
	Due to expire		1 to 90		91 to 180		181 to 365		than 365		12/31/2019
At December 31, 2019
Mexico’s accounts receivables		—	Ps.	1,012	Ps.	1,733	Ps.	126	Ps.	128,930		—
Mexico’s provision impairment										128,930	Ps.	128,930
Aerostar’s account receivables	Ps.	159,796		97,697		2,176		712		31,236		—
Aerostar’s provision impairment		1,599		3,611		544		499		31,236		37,489
Airplan’s accounts receivables		—		114,858		52,410		15,357		8,602		—
Airplan’s provision impairment		—		953		435		15,357		8,602		25,347
Total estimate											Ps.	191,766

									More		Total estimate
	Due to expire		1 to 90		91 to 180		181 to 365		than 365		12/31/2020
At December 31, 2020
Mexico’s accounts receivables	Ps.	474,854	Ps.	59,819	Ps.	14,292	Ps.	66,816	Ps.	129,056		—
Mexico’s provision impairment				784		2,744		66,816		129,056	Ps.	199,400
Aerostar’s account receivables		444,515		60,421		3,702		4,896		55,360		—
Aerostar’s provision impairment		23,984		3,084		1,619		4,284		55,360		88,331
Airplan’s accounts receivables				73,865		1,610		37,214		32,233		—
Airplan’s provision impairment				516		110		25,593		32,233		58,452
Total estimate											Ps.	346,183

The Group limits its exposure to credit risk of accounts receivable by establishing a maximum payment term of 30 days for clients. In the fiscal year ended December 31, 2020, the accounts receivable past due not impaired within the range from 1 to 90 days amounted to Ps.189,721 (Ps.209,003 in 2019). At December 31, 2020 the total balance of unimpaired past due accounts receivable past due within 1 to more than 365 days, at December 31, 2020, amounted to Ps.217,085 (Ps.264,682 in 2019).